24. Shareholders' equity (Details 2)	12 Months Ended
	Dec. 31, 2018 BRL (R$) shares yr	Dec. 31, 2017 BRL (R$) shares yr
Shareholders Equity Details 2Abstract
Options, outstanding, beginning | shares	2,539,000	2,394,000
Options, granted | shares	1,378,000	1,073,000
Options, cancelled | shares	(229,000)	(110,000)
Options, exercised | shares	(697,000)	(699,000)
Options, expired | shares	(236,000)	(119,000)
Options, outstanding, ending | shares	2,755,000	2,539,000
Options, exercisable | shares	2,755,000	2,539,000
Weighted average exercise price, outstanding, beginning | R$	R$ 29.48	R$ 29.21
Weighted average exercise price, granted | R$	30.91	28.4
Weighted average exercise price, cancelled | R$	38.64	40.56
Weighted average exercise price, exercised | R$	31.96	22.14
Weighted average exercise price, expired | R$	68.62	83.22
Weighted average exercise price, outstanding, ending | R$	26.03	29.48
Weighted average exercise price, exercisable | R$	R$ 26.03	R$ 29.48
Weighted average of remaining contractual term, ending | yr	1.37	1.53
Weighted average of remaining contractual term, exercisable | yr	1.37	1.53